OPERATING LEASES AS LESSOR (Details Textual) (USD $)	12 Months Ended
Jun. 30, 2014
Leases Operating [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Operating Leases, Future Minimum Payments Receivable	$ 7,610,684